Disclosure of detailed information about cash flow information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Change in asset retirement provisions included in mineral properties, plant and equipment	$ (2)	$ 4,766
Change in accounts payable related to mineral properties, plant and equipment	3,028	2,655
Reclassification to (from) mineral properties, plant and equipment from (to) VAT receivable	0	2,629
Borrowing costs included in mineral properties, plant and equipment	0	877
Share-based compensation included in mineral properties, plant and equipment (note 19(a) and 19(b))	$ 46	$ 607